Reporting Segments (Details) - Schedule of Reporting Segment - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reporting Segments (Details) - Schedule of Reporting Segment [Line Items]
Other operating income		$ 810	$ (23)	$ (284)
Other operating expenses		31,638	106,306	101,430
Income from investments in associates and other companies		3,594	1,972
Result of continuing operations before income taxes		691,385	901,106	1,074,092
Income tax expense		(97,548)	(93,624)	(221,664)
Result of discontinued operations before income taxes
Income tax expense
Net income for the year		593,837	807,482	852,428
Retail Banking [Member]
Reporting Segments (Details) - Schedule of Reporting Segment [Line Items]
Loans and accounts receivable from customers	[1]	29,066,792	27,081,897	25,784,719
Deposits and other demand deposits	[2]	13,896,076	13,553,898	14,779,739
Net interest income		1,381,014	1,129,553	1,035,288
Net fee and commission income		376,643	312,706	270,750
Net income from financial operations		45,573	34,721	36,286
Provision for loan losses		(295,221)	(290,184)	(239,885)
Support expenses	[3]	(661,901)	(635,991)	(616,287)
Segment’s net contribution		846,108	550,905	486,152
Middle-market [Member]
Reporting Segments (Details) - Schedule of Reporting Segment [Line Items]
Loans and accounts receivable from customers	[1]	8,774,343	8,641,652	8,511,500
Deposits and other demand deposits	[2]	5,513,939	6,110,529	6,185,189
Net interest income		459,256	389,297	327,519
Net fee and commission income		64,964	62,644	49,545
Net income from financial operations		29,611	22,979	18,001
Provision for loan losses		(37,515)	(57,253)	(53,281)
Support expenses	[3]	(106,851)	(105,160)	(94,721)
Segment’s net contribution		409,465	312,507	247,063
CIB [Member]
Reporting Segments (Details) - Schedule of Reporting Segment [Line Items]
Loans and accounts receivable from customers	[1]	3,077,491	2,978,420	2,154,325
Deposits and other demand deposits	[2]	8,256,291	6,636,113	6,010,150
Net interest income		248,381	143,575	96,388
Net fee and commission income		50,457	37,300	31,027
Net income from financial operations		185,617	157,793	112,576
Provision for loan losses		10,418	(8,082)	2,884
Support expenses	[3]	(95,914)	(91,926)	(77,051)
Segment’s net contribution		398,959	238,660	165,824
Other [Member]
Reporting Segments (Details) - Schedule of Reporting Segment [Line Items]
Loans and accounts receivable from customers	[1]	(106,740)	27,432	78,518
Deposits and other demand deposits	[2]	2,009,462	764,476	1,056,915
Net interest income		(995,602)	(92,313)	335,579
Net fee and commission income		10,576	(5,381)	(1,994)
Net income from financial operations		41,654	1,685	(47,835)
Provision for loan losses		(467)	(1,075)	(946)
Support expenses	[3]	(11,482)	(21,943)	(11,805)
Segment’s net contribution		(955,321)	(119,027)	272,999
Total [Member]
Reporting Segments (Details) - Schedule of Reporting Segment [Line Items]
Loans and accounts receivable from customers	[1]	40,811,886	38,729,401	36,529,062
Deposits and other demand deposits	[2]	29,675,768	27,065,016	28,031,993
Net interest income		1,093,049	1,570,112	1,794,774
Net fee and commission income		502,640	407,269	349,328
Net income from financial operations		302,455	217,178	119,028
Provision for loan losses		(322,785)	(356,494)	(291,228)
Support expenses	[3]	(876,148)	(855,020)	(799,864)
Segment’s net contribution		699,211	983,045	1,172,038
Other operating income		3,807	5,539	1,662
Other operating expenses		(33,550)	(106,306)	(101,430)
Net income from non-current assets and groups available for sale not admissible as discontinued operations		13,154	8,518	2,297
Income from investments in associates and other companies		$ 8,763	$ 10,310	$ (475)

[1]	Corresponds to loans and accounts receivable and Interbank at amortised cost, without deducting their allowances for loan losses.
[2]	Corresponds to Deposits and other demand liabilities and Time deposits and other time liabilities.
[3]	Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortisation.